LEASES - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	$ 225	$ 175
Short-term lease cost	32	48
Variable lease cost	140	401
Total lease cost	397	624
Research and development
Total lease cost	373	562
Selling, general and administrative
Total lease cost	$ 24	$ 62